10. STOCK COMPENSATION (Details - Option information) (Stock Options [Member], USD $)	9 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Stock Options [Member]
Number of Shares, Vested	485,301
Weighted Average Exercise Price, Vested	$ 13.00
Weighted Average Remaining Contractual Term in Years, Vested	4 years 2 months 26 days
Number of Shares, Expected to vest	93,819
Weighted Average Exercise Price, Expected to vest	$ 7.00
Weighted Average Remaining Contractual Term in Years, Expected to vest	8 years 10 months 24 days
Number of Shares	579,121	522,668